Exhibit 99.1

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

Collection Period Start	1-Dec-22	Distribution Date	17-Jan-23
Collection Period End	31-Dec-22	30/360 Days	30
Beg. of Interest Period	15-Dec-22	Actual/360 Days	33
End of Interest Period	17-Jan-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,605,445.04	784,661,821.30	734,497,151.17	0.6133048
Total Securities		1,197,605,445.04	784,661,821.30	734,497,151.17	0.6133048
Class A-1 Notes	0.150000%	123,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.300000%	396,000,000.00	106,056,376.26	55,891,706.13	0.1411407
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.520000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-4 Notes	0.650000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	197,605,445.04	197,605,445.04	197,605,445.04	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	50,164,670.13	26,514.09	126.6784599	0.0669548
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,600.00	0.0000000	0.4333333
Class A-4 Notes	0.00	46,041.67	0.0000000	0.5416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	50,164,670.13	244,155.76

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					10,845,485.40
Monthly Interest					4,149,366.90

Total Monthly Payments					14,994,852.30
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					544,278.07
Aggregate Sales Proceeds Advance					2,621,690.24

Total Advances					3,165,968.31
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					42,609,355.70
Excess Wear and Tear and Excess Mileage					18,813.97
Remaining Payoffs					0.00
Net Insurance Proceeds					1,355,334.26
Residual Value Surplus					537,787.75

Total Collections					62,682,112.29

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,855,810.00			73
Involuntary Repossession		174,161.00			8
Voluntary Repossession		76,875.00			3
Full Termination		2,038,027.00			82
Bankruptcty		39,353.00			2
Insurance Payoff			1,354,481.01		53
Customer Payoff				6,590,993.17	335
Grounding Dealer Payoff				32,298,862.45	1,627
Dealer Purchase				—	—

Total		4,184,226.00	1,354,481.01	38,889,855.62	2,183

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	42,090	893,836,960.27	7.00000%	784,661,821.30
Total Depreciation Received		(13,033,178.94)		(10,300,424.38)
Principal Amount of Gross Losses	(70)	(1,450,659.90)		(1,303,221.33)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(26)	(741,266.55)		(588,232.83)
Scheduled Terminations	(2,123)	(42,702,536.05)		(37,972,791.59)

Pool Balance - End of Period	39,871	835,909,318.83		734,497,151.17
Remaining Pool Balance
Lease Payment				146,003,338.93
Residual Value				588,493,812.24

Total				734,497,151.17

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	62,682,112.29
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	62,682,112.29
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	548,395.48
3. Reimbursement of Sales Proceeds Advance	2,090,239.47
4. Servicing Fee:
Servicing Fee Due	653,884.85
Servicing Fee Paid	653,884.85
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,292,519.80
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	26,514.09
Class A-2a Notes Monthly Interest Paid	26,514.09
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,600.00
Class A-3 Notes Monthly Interest Paid	171,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	46,041.67
Class A-4 Notes Monthly Interest Paid	46,041.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	244,155.76
Total Note and Certificate Monthly Interest Paid	244,155.76
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	59,145,436.73
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	50,164,670.13
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	50,164,670.13
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	8,980,766.60

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			2,994,013.61
Required Reserve Account Amount			5,988,027.23
Beginning Reserve Account Balance			5,988,027.23
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			5,988,027.23
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,980,766.60
Gross Reserve Account Balance			14,968,793.83
Remaining Available Collections Released to Seller			8,980,766.60
Total Ending Reserve Account Balance			5,988,027.23

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.27
Monthly Prepayment Speed			-80%
Lifetime Prepayment Speed			88%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,674,554.64
Securitization Value of Defaulted Receivables and Casualty Receivables		1,303,221.33	70
Aggregate Defaulted and Casualty Gain (Loss)		371,333.31
Pool Balance at Beginning of Collection Period		784,661,821.30
Net Loss Ratio
Current Collection Period		0.0473%
Preceding Collection Period		0.0509%
Second Preceding Collection Period		0.0488%
Third Preceding Collection Period		0.0491%
Cumulative Net Losses for all Periods		-0.5079%	(6,082,385.76)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.69%	5,418,207.78	280
61-90 Days Delinquent	0.11%	890,432.13	45
91-120 Days Delinquent	0.05%	395,335.16	22
More than 120 Days	0.01%	41,037.20	2

Total Delinquent Receivables:	0.85%	6,745,012.27	349

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.17%	0.16%
Preceding Collection Period		0.16%	0.17%
Second Preceding Collection Period		0.18%	0.17%
Third Preceding Collection Period		0.13%	0.13%
60 Day Delinquent Receivables		1,592,781.30
Delinquency Percentage		0.20%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		3,893,837.00	155
Securitization Value		3,403,542.37	155

Aggregate Residual Value Surplus (Loss)		490,294.63

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		11,184,572.03	421
Cumulative Securitization Value		9,743,027.56	421

Cumulative Residual Value Surplus (Loss)		1,441,544.47

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			2,565,337.80
Reimbursement of Outstanding Advance			2,090,239.47
Additional Advances for current period			2,621,690.24

Ending Balance of Residual Advance			3,096,788.57

Beginning Balance of Payment Advance			1,435,645.59
Reimbursement of Outstanding Payment Advance			548,395.48
Additional Payment Advances for current period			544,278.07

Ending Balance of Payment Advance			1,431,528.18

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO